Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000240250 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.30%
C000240250 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.10%
C000240250 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240250 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240250 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240250 | FR_931CTV900
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240250 | FR_B0VX28904
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240250 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240250 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240250 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240250 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240250 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240250 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240250 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240250 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240250 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000240250 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240250 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240250 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000240251 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.30%
C000240251 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.10%
C000240251 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240251 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240251 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240251 | FR_931CTV900
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240251 | FR_B0VX28904
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240251 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240251 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240251 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240251 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240251 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240251 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240251 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240251 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240251 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000240251 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240251 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240251 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000240252 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.30%
C000240252 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.10%
C000240252 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240252 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240252 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240252 | FR_931CTV900
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240252 | FR_B0VX28904
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240252 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240252 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240252 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240252 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240252 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240252 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240252 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240252 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240252 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000240252 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240252 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240252 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000240249 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.30%
C000240249 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.10%
C000240249 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240249 | FR_BDDRN3907
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240249 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240249 | FR_931CTV900
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240249 | FR_B0VX28904
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240249 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240249 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240249 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240249 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240249 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000240249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000240249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000146359 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146359 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
C000146359 | CCC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000146359 | B
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146359 | BB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000146359 | BBB
Holdings [Line Items]
Percent of Total Investments	31.70%
C000146359 | A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000146359 | AA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146359 | AAA
Holdings [Line Items]
Percent of Total Investments	30.70%
C000146359 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000146359 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146359 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.00%
C000146359 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000146359 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.60%
C000146359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.00%
C000146359 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146360 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146360 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
C000146360 | CCC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000146360 | B
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146360 | BB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000146360 | BBB
Holdings [Line Items]
Percent of Total Investments	31.70%
C000146360 | A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000146360 | AA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146360 | AAA
Holdings [Line Items]
Percent of Total Investments	30.70%
C000146360 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000146360 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146360 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146360 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146360 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.00%
C000146360 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000146360 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.60%
C000146360 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.00%
C000146360 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.00%
C000146362 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146362 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
C000146362 | CCC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000146362 | B
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146362 | BB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000146362 | BBB
Holdings [Line Items]
Percent of Total Investments	31.70%
C000146362 | A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000146362 | AA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146362 | AAA
Holdings [Line Items]
Percent of Total Investments	30.70%
C000146362 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000146362 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000146362 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146362 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146362 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.00%
C000146362 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146362 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000146362 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.60%
C000146362 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.00%
C000146362 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.00%
C000213138 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213138 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.60%
C000213138 | CCC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000213138 | B
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213138 | BB
Holdings [Line Items]
Percent of Total Investments	8.70%
C000213138 | BBB
Holdings [Line Items]
Percent of Total Investments	31.70%
C000213138 | A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000213138 | AA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213138 | AAA
Holdings [Line Items]
Percent of Total Investments	30.70%
C000213138 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000213138 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213138 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213138 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000213138 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.00%
C000213138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213138 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000213138 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.60%
C000213138 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.00%
C000213138 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.00%
C000235418 | FR_95040Q104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235418 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	5.70%
C000235418 | FR_053484101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000235418 | FR_29444U700
Holdings [Line Items]
Percent of Total Investments	4.30%
C000235418 | FR_74340W103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235418 | FR_B03FYZ909
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235418 | FR_828806109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235418 | FR_253868103
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235418 | FR_659760003
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235418 | FR_74460D109
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235418 | FR_TSR_AAT_RES14
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235418 | FR_TSR_AAT_RES13
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235418 | FR_TSR_AAT_RES12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235418 | FR_TSR_AAT_RES11
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235418 | FR_TSR_AAT_RES10
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235418 | FR_TSR_AAT_RES9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235418 | FR_TSR_AAT_RES8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235418 | FR_TSR_AAT_RES7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235418 | FR_TSR_AAT_RES6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000235418 | FR_TSR_AAT_RES5
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235418 | FR_TSR_AAT_RES4
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000235418 | FR_TSR_AAT_RES3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000235418 | FR_TSR_AAT_RES2
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000235418 | FR_TSR_AAT_RES1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000235419 | FR_95040Q104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235419 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	5.70%
C000235419 | FR_053484101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000235419 | FR_29444U700
Holdings [Line Items]
Percent of Total Investments	4.30%
C000235419 | FR_74340W103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235419 | FR_B03FYZ909
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235419 | FR_828806109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235419 | FR_253868103
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235419 | FR_659760003
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235419 | FR_74460D109
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235419 | FR_TSR_AAT_RES14
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235419 | FR_TSR_AAT_RES13
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235419 | FR_TSR_AAT_RES12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235419 | FR_TSR_AAT_RES11
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235419 | FR_TSR_AAT_RES10
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235419 | FR_TSR_AAT_RES9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235419 | FR_TSR_AAT_RES8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235419 | FR_TSR_AAT_RES7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235419 | FR_TSR_AAT_RES6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000235419 | FR_TSR_AAT_RES5
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235419 | FR_TSR_AAT_RES4
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000235419 | FR_TSR_AAT_RES3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000235419 | FR_TSR_AAT_RES2
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000235419 | FR_TSR_AAT_RES1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000235420 | FR_95040Q104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235420 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	5.70%
C000235420 | FR_053484101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000235420 | FR_29444U700
Holdings [Line Items]
Percent of Total Investments	4.30%
C000235420 | FR_74340W103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235420 | FR_B03FYZ909
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235420 | FR_828806109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235420 | FR_253868103
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235420 | FR_659760003
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235420 | FR_74460D109
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235420 | FR_TSR_AAT_RES14
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235420 | FR_TSR_AAT_RES13
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235420 | FR_TSR_AAT_RES12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235420 | FR_TSR_AAT_RES11
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235420 | FR_TSR_AAT_RES10
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235420 | FR_TSR_AAT_RES9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235420 | FR_TSR_AAT_RES8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235420 | FR_TSR_AAT_RES7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235420 | FR_TSR_AAT_RES6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000235420 | FR_TSR_AAT_RES5
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235420 | FR_TSR_AAT_RES4
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000235420 | FR_TSR_AAT_RES3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000235420 | FR_TSR_AAT_RES2
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000235420 | FR_TSR_AAT_RES1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000235417 | FR_95040Q104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235417 | FR_03027X100
Holdings [Line Items]
Percent of Total Investments	5.70%
C000235417 | FR_053484101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000235417 | FR_29444U700
Holdings [Line Items]
Percent of Total Investments	4.30%
C000235417 | FR_74340W103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235417 | FR_B03FYZ909
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235417 | FR_828806109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235417 | FR_253868103
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235417 | FR_659760003
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235417 | FR_74460D109
Holdings [Line Items]
Percent of Total Investments	2.90%
C000235417 | FR_TSR_AAT_RES14
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235417 | FR_TSR_AAT_RES13
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235417 | FR_TSR_AAT_RES12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235417 | FR_TSR_AAT_RES11
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235417 | FR_TSR_AAT_RES10
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235417 | FR_TSR_AAT_RES9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235417 | FR_TSR_AAT_RES8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235417 | FR_TSR_AAT_RES7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235417 | FR_TSR_AAT_RES6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000235417 | FR_TSR_AAT_RES5
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235417 | FR_TSR_AAT_RES4
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000235417 | FR_TSR_AAT_RES3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000235417 | FR_TSR_AAT_RES2
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000235417 | FR_TSR_AAT_RES1
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000014074 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014074 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014074 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014074 | BBB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014074 | A
Holdings [Line Items]
Percent of Total Investments	15.80%
C000014074 | AA
Holdings [Line Items]
Percent of Total Investments	58.00%
C000014074 | AAA
Holdings [Line Items]
Percent of Total Investments	13.60%
C000014074 | Update Industry Field
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014074 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014074 | Lease Revenue/Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014074 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014074 | Special Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014074 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014074 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014074 | Water and Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014074 | Education
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014074 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014074 | Housing
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000014074 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000160651 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160651 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160651 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160651 | BBB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000160651 | A
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160651 | AA
Holdings [Line Items]
Percent of Total Investments	58.00%
C000160651 | AAA
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160651 | Update Industry Field
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160651 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160651 | Lease Revenue/Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160651 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160651 | Special Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160651 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160651 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000160651 | Water and Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160651 | Education
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160651 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000160651 | Housing
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000160651 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000160653 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160653 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160653 | BB
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160653 | BBB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000160653 | A
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160653 | AA
Holdings [Line Items]
Percent of Total Investments	58.00%
C000160653 | AAA
Holdings [Line Items]
Percent of Total Investments	13.60%
C000160653 | Update Industry Field
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160653 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160653 | Lease Revenue/Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160653 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160653 | Special Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160653 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160653 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000160653 | Water and Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000160653 | Education
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160653 | Hospital
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000160653 | Housing
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000160653 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000241884 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241884 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241884 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241884 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241884 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241884 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241884 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241884 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241884 | FR_760125104
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241884 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000241884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241883 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241883 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241883 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241883 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241883 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241883 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241883 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241883 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241883 | FR_760125104
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241883 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241883 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241883 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241883 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241883 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241883 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000241883 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241883 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241883 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241882 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241882 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241882 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241882 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241882 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241882 | FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241882 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241882 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241882 | FR_760125104
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241882 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241882 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241882 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241882 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000241882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000241882 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241882 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%